Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Summary of outstanding balances

	Year ended December 31,
	2022	2021	2020

	(Euro, in thousands)

Non-current trade receivables			€50,000
Trade and other receivables	€7,877	€88,246	132,825
Trade and other payables		€11,580	€27,074

Summary of remuneration package of the members of key management personnel

	Year ended December 31,
	2022	2021	2020
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits	€3,444	€4,264	€3,102
Executive Committee members as a group (1)
Gross salary	2,341	2,621	2,531
Cash bonus (2)	997	1,172	433
Other short-term benefits	106	471	138
Long-term benefits for Executive Committee members as a group (3)	—	—	—
Board fees and other short-term benefits for members of the Board of Directors
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels)	—	—	—
Raj Parekh	165	220	220
Howard Rowe (4)	39	120	125
Katrine Bosley (4)	21	65	115
Mary Kerr	115	115	115
Peter Guenter	115	115	115
Jérôme Contamine (5)	102	—	—
Dan Baker (5)	68	—	—
Elizabeth Svanberg	115	115	78
Daniel O'Day (6)	—	—	—
Linda Higgins (6)	—	—	—
Post-employment benefits (7)	240	399	392
Total benefits excluding subscription rights and RSUs	€4,424	€5,413	€4,262
Severance package (8)	—	802	—
Number of subscription rights granted in the year
Executive Committee members as a group (1)	1,124,000	275,000	275,000
Onno van de Stolpe	—	85,000	85,000
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels)	1,000,000	—	—
Bart Filius	68,000	50,000	50,000
Andre Hoekema	—	30,000	30,000
Piet Wigerinck	—	40,000	40,000
Walid Abi-Saab	32,000	40,000	40,000
Michele Manto	24,000	30,000	30,000
Total number of subscription rights granted in the year	1,124,000	275,000	275,000
Total cost of subscription rights granted in the year under IFRS 2	€27,010	€5,629	€22,921
Number of RSUs granted in the year (9)
Onno van de Stolpe	—	63,830	18,317
Stofffels IMC BV (permanently represented by Dr. Paul Stoffels)	74,408	—	—
Bart Filius	61,442	62,730	12,600
Andre Hoekema	—	51,433	832
Piet Wigerinck	—	835	12,080
Walid Abi-Saab	37,274	44,038	12,080
Michele Manto	27,354	31,694	5,920
Total number of RSUs granted in the year	200,478	254,560	61,829

(1) Dr. Wigerinck was a member of the Executive Committee (formerly Management Board) until November 30, 2021. His remuneration and benefits are included in the overview for the financial year 2021 and 2020.
Mr. Onno Van de Stolpe was our CEO and Executive Committee member until March 31, 2022, Dr Andre Hoekema was our CBO and Executive Committee member until October 31, 2022 and Dr. Walid Abi-Saab was our CMO and Executive Committee member until December 31, 2022. Their (prorated) remuneration and benefits are included in the overview for the financial year 2021 and 2022.
Effective as of April 1, 2022, Stoffels IMC BV (permanently represented by Dr. Paul Stoffels) is our CEO and Chair of the Executive Committee. His remuneration is included in the overview for the financial year 2022.

(2) The aggregate number under the financial year 2022 also includes the cash bonus of Dr. Andre Hoekema and Dr. Walid Abi-Saab. The aggregate number under 2021 also includes the cash bonus of Dr. Wigerinck.

(3) Only Executive Committee members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist ot the deferred part of the bonus from 3 years ago. For financial year 2021 the deferred part of the bonus is not paid out. As of 2019 the Senior Management Bonus Scheme was no longer applicable, as a result 2021 was the last financial year during which such payment could occur.

(4) Member of the Board of Directors until April 26, 2022.
(5) Member of the Board of Directors as of April 26, 2022.
(6) Gilead designees appointed to our Board of Directors on October 22, 2019. They don’t receive any remuneration for their Board mandate.
(7) Only Executive Committee members receive post-employment benefits.
(8) For 2021 we disclose Dr. Wigerinck's severance package.

(9) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2021 in FY2021 and for 2022 in FY2022 (each time to be granted in the following financial year). Only Executive Committee members were awarded RSUs.